Deferred Revenue,current and non current, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Amortization of deferred revenue	$ 221	$ 107	$ 112
Deferred Revenue	491	1,022
Deferred revenue, current	(491)	(972)
Deferred revenue, non-current	0	50
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	441	751
[DeferredRevenueFromLubricantsMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 50	$ 271